SHARE-BASED PAYMENTS - Share-based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based payment transaction
Share-based compensation expense	$ 30.2	$ 24.5
Share options
Share-based payment transaction
Share-based compensation expense	2.4	2.7
Restricted share unit plan
Share-based payment transaction
Share-based compensation expense	24.6	18.6
Deferred share unit plan
Share-based payment transaction
Share-based compensation expense	1.1	1.1
Employee share purchase plan
Share-based payment transaction
Share-based compensation expense	$ 2.1	$ 2.1